Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Loans to Directors, Executive Officers and Their Related Interests	A summary of loans to directors, executive officers and their related interests follows:
	2018	2017
	(dollars in thousands)
Balance, at beginning of the year	$8,692	$14,815
Disbursements during the year	1,902	620
Collections during the year	(1,310)	(6,743)
Balance, at end of the year	$9,284	$8,692